FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Cross-currency swaps (Details) - Cross-currency swaps $ in Millions	12 Months Ended
Dec. 31, 2022 $ / $ USD ($)
Senior Notes 5.375 percent due 2024 | Period covered, 2014 to 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	5.375%
Notional amount | $	158.6
Average exchange rate | $ / $	1.1034
Senior Notes 5.375 percent due 2024 | Period covered, 2014 to 2024 | Bankers' acceptance 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative interest rate basis spread on variable rate	2.67%
Senior Notes 5.375 percent due 2024 | Period covered, 2017 to 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	5.375%
Notional amount | $	441.4
Derivative interest rate	5.62%
Average exchange rate | $ / $	1.1039
Senior Notes 5.125 percent due 2027 | Period covered, 2017 to 2027
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	5.125%
Notional amount | $	600.0
Derivative interest rate	4.82%
Average exchange rate | $ / $	1.3407
Senior Notes 3.625 percent due 2029 | Period covered 2021 To 2029
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest rate	3.625%
Notional amount | $	500.0
Derivative interest rate	4.04%
Average exchange rate | $ / $	1.2109